UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended June 30, 2003

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Brandywine Managers, LLC

Address:  7234 Lancaster Pike
          Hockessin, DE 19707


13F File Number: 28-06335

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Richard E. Carlson
Title:  Secretary & Treasurer
Phone:  (302) 234-5750


Signature, Place and Date of Signing:


/s/ Richard E. Carlson           Hockessin, DE                    08/12/03
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     28-06287                         ABANCO Investments, Ltd.
     28-03420                         Ashford Capital Management
     28-02635                         Gardner, Russo & Gardner
     28-04558                         Parametric Portfolio Associates

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       NONE

Form 13F Information Table Entry Total:  14

Form 13F Information Table Value Total: $846
                                       (thousands)


List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

                          FORM 13F INFORMATION TABLE
                           BRANDYWINE MANAGERS, LLC

                                JUNE 30, 2003

           COLUMN 1           COLUMN  2  COLUMN 3    COLUMN 4         COLUMN 5        COLUMN 6     COLUMN 7         COLUMN 8

                              Title of                Value     Shares or   SH/  PUT/ Investment    Other       Voting Authority
        Name of Issuer         Class       CUSIP     (x$1000)   Prin Amount PRIN CALL Discretion   Managers    Sole    Shared   None
ADC Telecommunications Inc     Common    000886101     28       12,200      SH        Shared-OTHER    1        12,200
AT&T Wireless Services Inc     Common    00209A106    114       13,900      SH        Shared-OTHER    1        13,900
Atmel Corp                     Common    049513104     42       16,650      SH        Shared-OTHER    1        16,650
Corning Inc                    Common    219350105    140       18,900      SH        Shared-OTHER    1        18,900
Electroglas Inc                Common    285324109     20       14,250      SH        Shared-OTHER    1        14,250
Grace W R &Co DEL New          Common    38388F108     71       16,100      SH        Shared-OTHER    1        16,100
Infonet Services Corp Cl B     Class B   45666T106     19       12,050      SH        Shared-OTHER    1        12,050
JPS Industries, Inc.           Common    46624E405     21       17,275      SH        Shared-OTHER    1        17,275
KCS Energy Inc                 Common    482434206    112       20,841      SH        Shared-OTHER    1        20,841
Lucent Technologies Inc        Common    549463107     44       21,900      SH        Shared-OTHER    1        21,900
Primedia Inc                   Common    74157K101     44       14,500      SH        Shared-OTHER    1        14,500
Rite Aid Corp                  Common    767754104     56       12,700      SH        Shared-OTHER    1        12,700
Vitesse Semiconductor Corp     Common    928497106     52       10,600      SH        Shared-OTHER    1        10,600
OMI Corp New                   Common    Y6476W104     83       13,500      SH        Shared-OTHER    1        13,500
                                                  -------------
                                               Total: 846


01864.0001 #404507